Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 4,785,102	$ 1,201,674	$ 97,382	$ 439,330	$ 250	$ 4,440	$ 6,528,179
AUSTRALIA
Total			237				237
AUSTRALIA | National Offshore Petroleum Safety and Environmental Management Authority [Member]
Total			237				237
CAMBODIA
Total			250				250
CAMBODIA | Ministry of Mines and Energy [Member]
Total			250				250
CANADA
Total	20,105	357,198	11,021				388,325
CANADA | Blueberry River First Nation [Member]
Total			1,252				1,252
CANADA | Chipewyan Prairie First Nation [Member]
Total			776				776
CANADA | Conklin Resource Development Advisory Committee [Member]
Total			139				139
CANADA | Fort McMurray 468 First Nation [Member]
Total			770				770
CANADA | Halfway River First Nation [Member]
Total			942				942
CANADA | Heart Lake First Nation Consultation [Member]
Total			131				131
CANADA | Metis Nation of Alberta Local Council 1935 [Member]
Total			133				133
CANADA | Province of Alberta [Member]
Total		319,621	4,718				324,338
CANADA | Province of British Columbia [Member]
Total	1,847	37,578	2,160				41,585
CANADA | Regional Municipality of Wood Buffalo [Member]
Total	18,258						18,258
CHINA
Total	129,019		233		250		129,503
CHINA | CNOOC (China) Ltd - Tianjin Branch [Member]
Total	2,968						2,968
CHINA | Tianjin Municipal Tax Service, State Taxation Administration [Member]
Total	126,051		233				126,284
CHINA | China National Offshore Oil Corporation [Member]
Total					250		250
EQUATORIAL GUINEA
Total	127,056	1,271	1,793	139,461	$ 0	4,440	274,021
EQUATORIAL GUINEA | EG Federal Government [Member]
Total						$ 4,440	4,599
EQUATORIAL GUINEA | EG Ministry of Mines and Hydrocarbons [Member]
Total			1,377	128,349			129,726
EQUATORIAL GUINEA | GEPetrol [Member]
Total		100		11,112			11,212
EQUATORIAL GUINEA | Tesoreria y Patrimonio del Estado [Member]
Total	127,056	1,171	257				128,484
LIBYA
Total	1,461,379	135,343	81				1,596,803
LIBYA | Ministry of Oil and Gas [Member]
Total	1,461,379	135,343	81				1,596,803
MALAYSIA
Total	193,288	171,551	4,214	159,124			528,177
MALAYSIA | Bendahari Negeri Sabah [Member]
Total	33,106						33,106
MALAYSIA | Ketua Pengarah Hasil Dalam Negeri [Member]
Total	156,302						156,302
MALAYSIA | Pengarah Kastam Negeri [Member]
Total	3,880						3,880
MALAYSIA | Petroliam Nasional Berhad [Member]
Total			4,214				175,765
NORWAY
Total	1,764,008		75,707	140,745			1,980,460
NORWAY | Havindustritilsynet [Member]
Total			1,671				1,671
NORWAY | Naeringslivets NOx Fond [Member]
Total			1,674				1,674
NORWAY | Petoro [Member]
Total				$ 140,745			140,745
NORWAY | Skatteetaten [Member]
Total	1,764,008						1,764,008
NORWAY | Sokkeldirektoratet [Member]
Total			72,362				72,362
QATAR
Total	172						172
QATAR | General Tax Authority [Member]
Total	172						172
UNITED KINGDOM
Total	13,339		376				13,715
UNITED KINGDOM | HM Revenue & Customs [Member]
Total	13,339						13,339
UNITED KINGDOM | North Sea Transition Authority [Member]
Total			263				263
UNITED KINGDOM | Environment Agency [Member]
Total			113				113
UNITED STATES
Total	1,076,736	536,311	3,470				1,616,516
UNITED STATES | Bureau of Land Management [Member]
Total			2,304				2,304
UNITED STATES | Internal Revenue Service [Member]
Total	$ 1,076,736						1,076,736
UNITED STATES | Office of Natural Resources Revenue [Member]
Total		$ 536,311	$ 1,166				$ 537,476